Note 4 - Acquisition of Prosperity Systems, Inc. (Details) - USD ($)	9 Months Ended
	Sep. 30, 2015	Jan. 05, 2015
Details
Balance, Shares		36,354,077
Impairment of goodwill	$ 1,880,518